Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER ASSETS
9.	PREPAID EXPENSES AND OTHER ASSETS

	As of December 31,
	2018	2019
	RMB	RMB
Advances to suppliers	23,549	43,175
Expected return assets	687	11,212
Other receivables	15,361	7,725
Lease hold improvement	206	6,825
Prepayment for equipment	3,430	4,345
Other current assets	7,293	202
Total	50,526	73,484
Less: non-current portion	(3,636)	(11,170)
Prepaid expenses and other assets-current portion	46,890	62,314